Income Tax Benefits - Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Deferred income tax assets (liabilities) :
Impairment on receivables	¥ 505,754	¥ 111
Inventories	9,841	1,784
Accrued expenses and employee benefits	11,065	2,399
Net operating loss carry forwards	141,890	24,562
Total gross deferred tax assets	668,550	28,856
Less: valuation allowances	(668,550)	(26,457)
Total deferred tax assets, net of valuation allowance		2,399
Prepaid expenses and other current assets		(2,399)
Amortization & impairment of intangible asset		(125)
Deferred tax liabilities, net		¥ (125)